Assets and Liabilities of VIE Included in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Assets:
Cash and cash equivalents	¥ 894,576	¥ 1,014,412	¥ 1,191,608	¥ 660,789
Property, plant and equipment, net	930,998	924,868
Intangibles, net	503,699	391,122
Goodwill	576,758	469,005	438,869
Other noncurrent assets	2,020,183	1,974,164
Total assets	13,295,667	12,911,122
Liabilities:
Other current liabilities	463,166	430,488
Other noncurrent liabilities	240,978	204,766
Total liabilities	10,785,546	9,955,220
Variable Interest Entity
Assets:
Cash and cash equivalents	5,239
Account receivables, net	248
Other current assets	20,523
Property, plant and equipment, net	863
Intangibles, net	54,566
Goodwill	12,483
Other noncurrent assets	6,708
Total assets	100,630
Liabilities:
Accounts payable and accrued expenses	32,835
Other current liabilities	5,222
Other noncurrent liabilities	1,254
Total liabilities	¥ 39,311